Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	May 18, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Virtus Duff & Phelps Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Duff & Phelps Global Real Estate Securities Fund
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Duff & Phelps Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 18, 2017 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus dated April 10, 2017, as supplemented

Important Notice to Investors

In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

Virtus Duff & Phelps Global Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGISX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	19.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Virtus Duff & Phelps Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSAX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	8.77%
Since Inception	rr_AverageAnnualReturnSinceInception	17.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Virtus Duff & Phelps Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSCX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	9.25%
Since Inception	rr_AverageAnnualReturnSinceInception	17.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Virtus Duff & Phelps Global Real Estate Securities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRGEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2016
Virtus Duff & Phelps Global Real Estate Securities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VTGRX
Virtus Duff & Phelps Global Real Estate Securities Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	17.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Virtus Duff & Phelps Global Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	7.81%
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Virtus Duff & Phelps Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Rental Index (net)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.74%
5 Years	rr_AverageAnnualReturnYear05	9.83%
Since Inception	rr_AverageAnnualReturnSinceInception	18.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Virtus Duff & Phelps Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Rental Index (net) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2016